UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS High Income Opportunities Fund, Inc.
(formerly DWS Dreman Value Income Edge Fund, Inc.)
		Principal Amount (a)	Value ($)
Corporate Bonds 135.3%
Consumer Discretionary 33.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014		2,255,000	2,277,550
American Achievement Corp., 144A, 10.875%, 4/15/2016		3,000,000	3,075,000
American Axle & Manufacturing Holdings, Inc., 7.875%, 3/1/2017		2,000,000	2,047,500
AutoNation, Inc., 6.75%, 4/15/2018		1,040,000	1,073,800
Avis Budget Car Rental LLC, 144A, 8.25%, 1/15/2019		700,000	707,000
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		275,000	261,250
Cablevision Systems Corp., 7.75%, 4/15/2018		7,250,000	7,594,375
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,710,000	1,560,375
11.25%, 6/1/2017		3,900,000	4,387,500
144A, 12.75%, 4/15/2018		875,000	879,375
CCO Holdings LLC, 7.875%, 4/30/2018		6,300,000	6,520,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,025,000	2,116,125
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK)		964,340	937,318
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,470,000	1,558,200
DISH DBS Corp., 7.125%, 2/1/2016		2,500,000	2,581,250
Gannett Co., Inc., 144A, 6.375%, 9/1/2015		1,830,000	1,843,725
H&E Equipment Services, Inc., 8.375%, 7/15/2016		18,000,000	18,360,000
Hertz Corp., 144A, 7.5%, 10/15/2018		6,000,000	6,225,000
Jarden Corp., 6.125%, 11/15/2022		250,000	238,750
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	851,812
Mediacom Broadband LLC, 8.5%, 10/15/2015		425,000	427,125
MGM Resorts International, 10.375%, 5/15/2014		1,900,000	2,132,750
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	706,013
Rent-A-Center, Inc., 144A, 6.625%, 11/15/2020		500,000	497,500
Standard Pacific Corp., 144A, 8.375%, 5/15/2018		615,000	615,000
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,508,000
Toys "R" Us, Inc., 7.375%, 10/15/2018		2,235,000	2,190,300
Travelport LLC, 9.0%, 3/1/2016		2,545,000	2,465,469
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,344,538
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,500,000	1,567,500
Visant Corp., 144A, 10.0%, 10/1/2017		1,220,000	1,296,250
Wynn Las Vegas LLC, 7.75%, 8/15/2020		1,910,000	2,067,575
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,097,500

			90,011,925
Consumer Staples 4.8%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	512,500
Darling International, Inc., 144A, 8.5%, 12/15/2018		785,000	818,363
NBTY, Inc., 144A, 9.0%, 10/1/2018		1,540,000	1,643,950
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		585,000	582,075
Rite Aid Corp.:
7.5%, 3/1/2017		450,000	432,563
8.0%, 8/15/2020		1,250,000	1,301,562
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		385,000	394,625
Tops Holding Corp., 10.125%, 10/15/2015		1,195,000	1,227,862
Tyson Foods, Inc., 3.25%, 10/15/2013		5,000,000	6,131,250

			13,044,750
Energy 11.2%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		5,100,000	5,176,500
Chaparral Energy, Inc., 144A, 9.875%, 10/1/2020		5,500,000	5,802,500
Chesapeake Energy Corp.:
6.875%, 11/15/2020		2,000,000	2,025,000
7.25%, 12/15/2018		1,355,000	1,402,425
CONSOL Energy, Inc., 144A, 8.0%, 4/1/2017		1,775,000	1,890,375
El Paso Pipeline Partners Operating Co. LLC, 4.1%, 11/15/2015		5,410,000	5,355,505
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	642,600
Genesis Energy LP, 144A, 7.875%, 12/15/2018		770,000	766,150
Hercules Offshore, Inc., 144A, 10.5%, 10/15/2017		4,000,000	3,310,000
Linn Energy LLC, 144A, 8.625%, 4/15/2020		1,300,000	1,400,750
OPTI Canada, Inc., 7.875%, 12/15/2014		585,000	413,156
Sabine Pass LNG LP, 7.5%, 11/30/2016		2,340,000	2,193,750

			30,378,711
Financials 20.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,440,000	1,296,000
Ally Financial, Inc., 144A, 6.25%, 12/1/2017		7,000,000	7,000,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		1,075,000	1,065,594
Blue Acquisition Sub, Inc., 144A, 9.875%, 10/15/2018		310,000	330,150
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		1,225,000	1,274,000
Case New Holland, Inc., 7.75%, 9/1/2013		1,710,000	1,838,250
CIT Group, Inc., 7.0%, 5/1/2017		6,000,000	6,015,000
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		275,000	277,750
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	802,500
E*TRADE Financial Corp., 12.5%, 11/30/2017 (PIK)		2,805,000	3,295,875
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		1,000,000	1,050,991
8.7%, 10/1/2014		2,000,000	2,252,314
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		675,000	703,688
Hexion US Finance Corp., 8.875%, 2/1/2018		4,720,000	5,044,500
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		5,250,000	5,584,687
International Lease Finance Corp., 144A, 8.75%, 3/15/2017		1,840,000	1,973,400
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		510,000	501,075
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,650,000	1,687,125
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		605,000	599,706
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		1,950,000	2,030,438
Reynolds Group Issuer, Inc.:
144A, 8.5%, 5/15/2018		5,000,000	5,025,000
144A, 9.0%, 4/15/2019		5,000,000	5,181,250
SLM Corp., 8.0%, 3/25/2020		860,000	871,958
WMG Acquisition Corp., 9.5%, 6/15/2016		800,000	858,000

			56,559,251
Health Care 5.9%
Community Health Systems, Inc., 8.875%, 7/15/2015		860,000	903,000
HCA Holdings, Inc.:
144A, 7.75%, 5/15/2021		1,275,000	1,275,000
HCA, Inc.:
7.875%, 2/15/2020		2,110,000	2,257,700
9.625%, 11/15/2016 (PIK)		7,100,000	7,605,875
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		2,100,000	2,089,500
144A, 7.0%, 10/1/2020		2,100,000	2,073,750

			16,204,825
Industrials 16.7%
Accuride Corp., 144A, 9.5%, 8/1/2018		6,000,000	6,495,000
ARAMARK Corp., 8.5%, 2/1/2015		935,000	977,075
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		500,000	496,250
BE Aerospace, Inc., 6.875%, 10/1/2020		8,000,000	8,260,000
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,200,000	1,293,000
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	377,400
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,105,000
Casella Waste Systems, Inc., 9.75%, 2/1/2013		7,740,000	7,740,000
Cenveo, Inc., 8.875%, 2/1/2018		2,140,000	2,070,450
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		3,000,000	3,075,000
Interline Brands, Inc., 144A, 7.0%, 11/15/2018		200,000	203,000
Kansas City Southern de Mexico SA de CV:
144A, 6.625%, 12/15/2020		3,000,000	3,007,500
8.0%, 2/1/2018		1,220,000	1,320,650
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		815,000	882,238
Spirit AeroSystems, Inc., 144A, 6.75%, 12/15/2020		955,000	957,387
United Rentals North America, Inc., 10.875%, 6/15/2016		2,010,000	2,296,425

			45,556,375
Information Technology 9.4%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		225,000	226,688
Amkor Technology, Inc., 7.375%, 5/1/2018		660,000	686,400
CDW LLC, 11.0%, 10/12/2015		8,792,000	9,121,700
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		2,500,000	2,750,000
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,684,375
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		6,037,000	6,218,110
NXP BV, 3.039% **, 10/15/2013		1,000,000	985,000
Spansion LLC, 144A, 7.875%, 11/15/2017		100,000	99,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,650,000	1,734,562

			25,505,835
Materials 11.0%
Ball Corp., 5.75%, 5/15/2021		4,000,000	3,870,000
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,298,500
144A, 9.75%, 1/15/2021		1,290,000	1,277,100
Building Materials Corp. of America, 144A, 6.875%, 8/15/2018		6,000,000	5,940,000
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		200,000	205,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		3,345,000	3,365,906
Huntsman International LLC, 8.625%, 3/15/2020		585,000	636,188
Koppers, Inc., 7.875%, 12/1/2019		750,000	804,375
Momentive Performance Materials, Inc., 144A, 9.0%, 1/15/2021		1,425,000	1,503,375
Nalco Co., 144A, 6.625%, 1/15/2019		445,000	455,013
Novelis, Inc.:
144A, 8.375%, 12/15/2017		1,445,000	1,495,575
144A, 8.75%, 12/15/2020		1,550,000	1,608,125
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,330,937
Rhodia SA, 144A, 6.875%, 9/15/2020		4,200,000	4,257,750

			30,047,844
Telecommunication Services 16.6%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		255,000	263,288
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,000,000	4,950,000
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		185,000	199,338
144A, 12.0%, 12/1/2017		580,000	600,300
Cricket Communications, Inc.:
144A, 7.75%, 10/15/2020		4,500,000	4,286,250
10.0%, 7/15/2015		1,000,000	1,071,250
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,170,000	1,287,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		835,000	855,875
Frontier Communications Corp., 8.5%, 4/15/2020		1,900,000	2,075,750
Intelsat Jackson Holdings SA, 144A, 7.25%, 10/15/2020		5,000,000	5,050,000
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		2,050,000	2,265,250
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		3,000,000	2,857,500
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		4,000,000	4,010,000
Qwest Communications International, Inc., Series B, 7.5%, 2/15/2014		3,965,000	4,014,562
West Corp., 144A, 7.875%, 1/15/2019		285,000	289,987
Windstream Corp., 8.125%, 9/1/2018		10,500,000	11,025,000

			45,101,350
Utilities 5.9%
AES Corp., 8.0%, 10/15/2017		2,200,000	2,326,500
Calpine Corp., 144A, 7.875%, 7/31/2020		4,545,000	4,601,813
Edison Mission Energy, 7.0%, 5/15/2017		1,660,000	1,315,550
Ferrellgas LP, 144A, 6.5%, 5/1/2021		245,000	238,875
NRG Energy, Inc.:
7.375%, 2/1/2016		3,500,000	3,587,500
144A, 8.25%, 9/1/2020		4,000,000	4,100,000

			16,170,238

Total Corporate Bonds (Cost $367,089,492)			368,581,104
Loan Participations and Assignments 8.5%
Senior Loans
Burger King Corp., Term Loan B, 6.25%, 10/19/2016		1,300,000	1,321,567
Clear Channel Communication, Inc., Term Loan B, 3.91%, 1/28/2016		1,110,000	967,920
Dunkin' Brands, Inc., Term Loan B, 5.75%, 11/23/3017		730,000	739,837
First Data Corp., Term Loan B3, 3.011%, 9/24/2014		4,700,000	4,354,362
Nuveen Investments, Inc., First Lien Term Loan, 3.303%, 11/13/2014		1,400,000	1,340,794
OSI Restaurant Partners LLC:
Term Loan, 2.563%, 6/14/2013		152,061	145,572
Term Loan B, 2.625%, 6/14/2014		1,573,833	1,506,670
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016		5,000,000	5,076,575
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		3,000,000	3,050,640
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		505,000	511,471
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		1,300,000	1,195,350
Volume Services America, Inc., Term Loan A, 10.0%, 9/16/2015		3,000,000	2,977,500

Total Loan Participations and Assignments (Cost $23,090,333)			23,188,258
Preferred Security 1.2%
Financials
Citigroup Capital XXI, 8.3%, 12/21/2057 (Cost $3,464,889)		3,300,000	3,432,000
Subordinated Income Notes 0.0%
Preferred Term Securities XVI Ltd., 144A, Income Note, Zero Coupon, 3/23/2035 *		3,900,000	0
Preferred Term Securities XVII Ltd., 144A, Income Note, Zero Coupon, 6/23/2035 *		3,750,000	0
Preferred Term Securities XVIII Ltd., 144A, Income Note, Zero Coupon, 9/23/2035 *		3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, Zero Coupon, 12/22/2035 *		2,500,000	0
Preferred Term Securities XXI Ltd., 144A, Income Note, Zero Coupon, 3/22/2038 *		3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, Zero Coupon, 12/22/2036 *		3,750,000	0
Preferred Term Securities XXIV Ltd., 144A, Income Note, Zero Coupon, 3/22/2037 *		7,500,000	0

Total Subordinated Income Notes (Cost $23,162,136)			0

	Shares	Value ($)
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,028,412)	1,120	1,058,575
Convertible Preferred Stock 0.3%
Financials
Federal National Mortgage Association Series 08-1, 8.75%* (Cost $75,000,000)	1,500,000	750,000
Cash Equivalents 0.9%
Central Cash Management Fund, 0.19% (b) (Cost $2,404,609)	2,404,609	2,404,609

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $495,239,871) †	146.6	399,414,546
Other Assets and Liabilities, Net	(2.6)	(6,961,936)
Notes Payable	(44.0)	(120,000,000)

Net Assets	100.0	272,452,610

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $496,267,090. At December 31, 2010, net unrealized depreciation for all securities based on tax cost was $96,852,544. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,290,793 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $102,143,337.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

As of December 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	10,470	EUR	8,000	1/20/2011	244	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,738,500	USD	2,301,701	1/20/2011	(26,617)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(b)
Corporate Bonds	$—	$368,581,104	$—	$368,581,104
Loan Participations and Assignments	—	23,188,258	—	23,188,258
Preferred Security	—	3,432,000	—	3,432,000
Subordinated Income Notes	—	—	0	0
Preferred Stock	—	1,058,575	—	1,058,575
Convertible Preferred Stock	750,000	—	—	750,000
Short-Term Investments	2,404,609	—	—	2,404,609
Derivatives(c)	—	244	—	244
Total	$3,154,609	$396,260,181	$0	$399,414,790
Liabilities
Derivatives(c)	$—	$(26,617)	$—	$(26,617)
Total	$—	$(26,617)	$—	$(26,617)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Subordinated Income Notes
Balance as of September 30, 2010	$ 0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of December 31, 2010	$ 0
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$ 0

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(26,373)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011